New Standards Adopted as at April 1, 2018 - Summary of Impacts of Adopting IFRS 15 and IFRS 9 (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets
Other long-term Liability		$ 13,898	$ 3,073
Deferred income tax liabilities		27,427	39,519	$ 35,973
Reserves		(2,202)	422,992
Non-controlling interests		135,529	137,728
Revenue	[1]	270,126	261,253	252,994
Cost of sales		155,396	134,708	164,240
Gross profit		114,730	126,545	88,754
Administrative cost		87,134	68,029	63,309
Operating profit before exceptional item		27,596	58,516	25,445
Impairment loss		423,335
Operating profit/(loss)		(395,739)	58,516	25,445
Financing costs		24,093	19,668	19,521
Finance income		16,419	1,855	2,365
Net finance costs		7,674	17,813	17,156
Other gains/(losses)		288	(41,321)	14,205
Profit/(loss) before tax		(403,125)	(618)	22,494
Income tax		(7,328)	(9,127)	(11,039)
Profit/(loss) for the year		(410,453)	(9,745)	11,455
Other comprehensive income/(loss)		(41,462)	(772)	7,011
Total Other comprehensive (loss)/income for the year		(451,915)	(10,517)	18,466
Profit/(loss) for the year attributable to:
Equity holders of Eros International Plc		(423,867)	(22,575)	3,805
Non-controlling interest		13,414	12,830	7,650
Total comprehensive (loss)/income for the year attributable to:
Equity holders of Eros International Plc		(459,321)	(23,106)	8,997
Non-controlling interest		$ 7,406	$ 12,589	$ 9,469
Number of Shares
Potential or dilutive effect related to share based compensation scheme		1,957,035	1,025,000
Earnings/(loss) per share
Earnings attributable to the equity holders of Eros International Plc per share (cents), basic		$ (599.5)	$ (36.3)	$ 6.4
Earnings attributable to the equity holders of Eros International Plc per share (cents), diluted		$ (599.5)	$ (36.3)	$ 5.1
Amount Without Adoption of IFRS 9/15
Assets
Trade and other receivables		$ 250,250	$ 235,726
Other long-term Liability		13,440
Deferred income tax liabilities		28,348	38,846
Currency translation reserve		(64,305)	(56,756)
Reserves		24,837	408,722
Non-controlling interests		143,193	134,208
Revenue		294,399
Cost of sales		155,396
Gross profit		139,003
Administrative cost		76,461
Operating profit before exceptional item		62,542
Impairment loss		423,335
Operating profit/(loss)		(360,793)
Financing costs		23,635
Finance income		14,210
Net finance costs		(9,425)
Other gains/(losses)		(20,410)
Profit/(loss) before tax		(390,628)
Income tax		(7,576)
Profit/(loss) for the year		(398,204)
Other comprehensive income/(loss)		(36,798)
Total Other comprehensive (loss)/income for the year		(435,002)
Profit/(loss) for the year attributable to:
Equity holders of Eros International Plc		(415,540)
Non-controlling interest		17,336
Total comprehensive (loss)/income for the year attributable to:
Equity holders of Eros International Plc		(446,552)
Non-controlling interest		11,550
Amount Before IFRS Adoption
Assets
Trade and other receivables		215,210	254,223
Other long-term Liability		13,898
Deferred income tax liabilities		27,427	39,519
Currency translation reserve		(64,179)	(56,722)
Reserves		(2,202)	422,992
Non-controlling interests		135,529	137,728
Revenue		270,126
Cost of sales		155,396
Gross profit		114,730
Administrative cost		87,134
Operating profit before exceptional item		27,596
Impairment loss		423,335
Operating profit/(loss)		(395,739)
Financing costs		24,093
Finance income		16,419
Net finance costs		(7,674)
Other gains/(losses)		288
Profit/(loss) before tax		(403,125)
Income tax		(7,328)
Profit/(loss) for the year		(410,453)
Other comprehensive income/(loss)		(41,462)
Total Other comprehensive (loss)/income for the year		(451,915)
Profit/(loss) for the year attributable to:
Equity holders of Eros International Plc		(423,867)
Non-controlling interest		13,414
Total comprehensive (loss)/income for the year attributable to:
Equity holders of Eros International Plc		(459,321)
Non-controlling interest		7,406
Basic
Earnings
Earnings attributable to the equity holders of the parent		(423,867)	(22,575)	$ 3,805
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking
Adjusted earnings attributable to equity holders to Eros International Plc		$ (423,867)	$ (22,575)	$ 3,805
Number of Shares
Weighted average number of shares		70,706,579	62,151,155	59,410,292
Potential or dilutive effect related to share based compensation scheme
Adjusted weighted average number of shares		70,706,579	62,151,155	59,410,292
Earnings/(loss) per share
Earnings attributable to the equity holders of Eros International Plc per share (cents), basic		$ (599.5)	$ (36.3)	$ 6.4
Diluted
Earnings
Earnings attributable to the equity holders of the parent		$ (423,867)	$ (22,575)	$ 3,805
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking		(197)	(475)	(673)
Adjusted earnings attributable to equity holders to Eros International Plc		$ (424,064)	$ (23,050)	$ 3,132
Number of Shares
Weighted average number of shares		70,706,579	62,151,155	59,410,292
Potential or dilutive effect related to share based compensation scheme		1,463,640	1,331,211	1,532,839
Adjusted weighted average number of shares		72,170,219	63,482,366	60,943,131
Earnings/(loss) per share
Earnings attributable to the equity holders of Eros International Plc per share (cents), diluted		$ (599.5)	$ (36.3)	$ 5.1
Impact of Adoption of IFRS 15 and IFRS 9 | Basic
Earnings
Earnings attributable to the equity holders of the parent		$ (415,540)
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking
Adjusted earnings attributable to equity holders to Eros International Plc		$ (415,540)
Number of Shares
Weighted average number of shares		70,706,579
Potential or dilutive effect related to share based compensation scheme
Adjusted weighted average number of shares		70,706,579
Earnings/(loss) per share
Earnings attributable to the equity holders of Eros International Plc per share (cents), basic		$ (587.70)
Impact of Adoption of IFRS 15 and IFRS 9 | Diluted
Earnings
Earnings attributable to the equity holders of the parent		$ (415,540)
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking		(197)
Adjusted earnings attributable to equity holders to Eros International Plc		$ (415,737)
Number of Shares
Weighted average number of shares		70,706,579
Potential or dilutive effect related to share based compensation scheme		1,463,640
Adjusted weighted average number of shares		72,170,219
Earnings/(loss) per share
Earnings attributable to the equity holders of Eros International Plc per share (cents), diluted		$ (587.70)
Impact of Adoption of IFRS 9
Assets
Trade and other receivables		$ 10,767	$ (18,497)
Deferred income tax liabilities		921	673
Currency translation reserve		(126)	(34)
Reserves		4,121	(14,270)
Non-controlling interests		5,851	$ (3,520)
Revenue
Cost of sales
Gross profit
Administrative cost	[2]	10,673
Operating profit before exceptional item	[2]	10,673
Impairment loss
Operating profit/(loss)	[2]	10,673
Financing costs
Finance income	[2]	2,209
Net finance costs	[2]	(2,209)
Other gains/(losses)	[2]	(20,698)
Profit/(loss) before tax	[2]	(12,234)
Income tax	[2]	(248)
Profit/(loss) for the year	[2]	(12,482)
Other comprehensive income/(loss)	[2]	4,664
Total Other comprehensive (loss)/income for the year	[2]	(7,818)
Profit/(loss) for the year attributable to:
Equity holders of Eros International Plc	[2]	(14,591)
Non-controlling interest	[2]	2,109
Total comprehensive (loss)/income for the year attributable to:
Equity holders of Eros International Plc	[2]	(10,149)
Non-controlling interest	[2]	2,331
Impact of Adoption of IFRS 15
Assets
Trade and other receivables	[2]	24,273
Other long-term Liability	[2]	(458)
Deferred income tax liabilities
Currency translation reserve
Reserves	[2]	22,918
Non-controlling interests	[2]	1,813
Revenue	[2]	24,273
Cost of sales
Gross profit	[2]	24,273
Administrative cost
Operating profit before exceptional item	[2]	24,273
Impairment loss
Operating profit/(loss)	[2]	24,273
Financing costs	[2]	458
Finance income
Net finance costs	[2]	458
Other gains/(losses)
Profit/(loss) before tax	[2]	24,731
Income tax
Profit/(loss) for the year	[2]	24,731
Total Other comprehensive (loss)/income for the year	[2]	24,731
Profit/(loss) for the year attributable to:
Equity holders of Eros International Plc	[2]	22,918
Non-controlling interest	[2]	1,813
Total comprehensive (loss)/income for the year attributable to:
Equity holders of Eros International Plc	[2]	22,918
Non-controlling interest	[2]	$ 1,813

[1]	Net of significant discounting component
[2]	Incremental impact on account of adoption of IFRS 15 and IFSR 9, in addition to those reported under guidance of IAS 18 and IAS 39